Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Natixis Funds Trust II
Entity Central Index Key	0000052136
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000167848
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class A
Trading Symbol	LSAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$129	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a highly selective manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of typically 30 to 45 holdings.

Top Contributors to Performance

• The Fund's positions in Alphabet, Alnylam Pharmaceuticals, and Shopify contributed the most to performance.

• Stock selection in the consumer discretionary, communication services, consumer staples, and healthcare sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Novo Nordisk, Salesforce, and Under Armour detracted the most from performance.

• Stock selection in the information technology, financials, and industrials sectors as well as our allocations in the consumer discretionary, information technology, and healthcare sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in LVMH. We added to our existing positions in Deere, Novo Nordisk, Roche, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Doximity, Qualcomm, Tesla, and Trip.com to finance purchases and manage position size. We sold the small position in Pluxee we received via spinoff as a result of our ownership in Sodexo.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	MSCI All Country World Index (Net)
03/2016	$9,425	$10,000
04/2016	$9,529	$10,148
05/2016	$9,708	$10,160
06/2016	$9,755	$10,099
07/2016	$10,292	$10,534
08/2016	$10,368	$10,570
09/2016	$10,547	$10,634
10/2016	$10,170	$10,454
11/2016	$9,925	$10,533
12/2016	$9,974	$10,761
01/2017	$10,302	$11,055
02/2017	$10,630	$11,365
03/2017	$10,842	$11,504
04/2017	$11,276	$11,683
05/2017	$11,739	$11,941
06/2017	$11,759	$11,996
07/2017	$12,202	$12,331
08/2017	$12,241	$12,378
09/2017	$12,463	$12,617
10/2017	$12,617	$12,879
11/2017	$12,964	$13,129
12/2017	$13,141	$13,340
01/2018	$14,117	$14,093
02/2018	$13,549	$13,501
03/2018	$13,161	$13,212
04/2018	$13,141	$13,338
05/2018	$13,340	$13,355
06/2018	$13,390	$13,283
07/2018	$13,858	$13,683
08/2018	$13,988	$13,791
09/2018	$13,988	$13,851
10/2018	$12,832	$12,813
11/2018	$13,231	$13,000
12/2018	$12,227	$12,084
01/2019	$13,383	$13,039
02/2019	$13,872	$13,387
03/2019	$14,402	$13,556
04/2019	$15,037	$14,013
05/2019	$14,121	$13,182
06/2019	$15,152	$14,045
07/2019	$15,214	$14,087
08/2019	$14,860	$13,752
09/2019	$14,808	$14,042
10/2019	$14,891	$14,426
11/2019	$15,381	$14,778
12/2019	$15,921	$15,299
01/2020	$16,031	$15,130
02/2020	$14,974	$13,908
03/2020	$13,609	$12,030
04/2020	$15,184	$13,319
05/2020	$16,164	$13,898
06/2020	$17,166	$14,342
07/2020	$18,179	$15,101
08/2020	$19,533	$16,025
09/2020	$18,993	$15,508
10/2020	$18,905	$15,131
11/2020	$20,667	$16,996
12/2020	$21,497	$17,785
01/2021	$21,427	$17,705
02/2021	$21,871	$18,115
03/2021	$22,093	$18,598
04/2021	$23,069	$19,412
05/2021	$23,058	$19,714
06/2021	$23,643	$19,973
07/2021	$23,432	$20,111
08/2021	$24,251	$20,614
09/2021	$22,648	$19,763
10/2021	$23,175	$20,772
11/2021	$22,309	$20,271
12/2021	$22,696	$21,082
01/2022	$21,338	$20,047
02/2022	$20,470	$19,529
03/2022	$20,546	$19,952
04/2022	$17,972	$18,355
05/2022	$17,457	$18,377
06/2022	$16,438	$16,828
07/2022	$18,023	$18,003
08/2022	$17,356	$17,340
09/2022	$15,696	$15,680
10/2022	$15,910	$16,626
11/2022	$17,608	$17,916
12/2022	$16,768	$17,211
01/2023	$19,030	$18,444
02/2023	$18,231	$17,916
03/2023	$19,653	$18,468
04/2023	$19,612	$18,734
05/2023	$20,127	$18,533
06/2023	$21,265	$19,609
07/2023	$22,226	$20,327
08/2023	$21,061	$19,759
09/2023	$19,680	$18,942
10/2023	$18,976	$18,372
11/2023	$21,820	$20,068
12/2023	$22,781	$21,032
01/2024	$22,781	$21,155
02/2024	$24,271	$22,063
03/2024	$24,271	$22,756
04/2024	$22,930	$22,005
05/2024	$24,041	$22,899
06/2024	$25,098	$23,409
07/2024	$24,854	$23,786
08/2024	$25,883	$24,390
09/2024	$27,102	$24,957
10/2024	$26,682	$24,397
11/2024	$28,226	$25,309
12/2024	$27,847	$24,710
01/2025	$29,879	$25,540
02/2025	$28,958	$25,386
03/2025	$26,885	$24,383
04/2025	$27,576	$24,610
05/2025	$29,784	$26,025
06/2025	$31,328	$27,193
07/2025	$31,477	$27,562
08/2025	$32,439	$28,243
09/2025	$33,685	$29,266
10/2025	$33,888	$29,921
11/2025	$32,533	$29,917

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class A at NAV	15.26%	9.50%	13.67%
Class A with 5.75% MSCFootnote Reference1	8.64%	8.20%	12.98%
MSCI All Country World Index (Net)	18.21%	11.97%	11.97%

Performance Inception Date	Mar. 31, 2016
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 131,777,708
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 769,701
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$131,777,708
# of Portfolio Holdings (including overnight repurchase agreements)	45
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$769,701

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.8%
Aerospace & Defense	3.1%
Semiconductors & Semiconductor Equipment	3.5%
Hotels, Restaurants & Leisure	3.8%
Entertainment	4.9%
IT Services	5.8%
Automobiles	6.2%
Pharmaceuticals	6.3%
Biotechnology	6.5%
Financial Services	7.0%
Software	10.3%
Broadline Retail	11.9%
Interactive Media & Services	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	7.8%
Meta Platforms, Inc., Class A	6.7%
Tesla, Inc.	6.2%
Shopify, Inc., Class A	5.8%
Amazon.com, Inc.	5.6%
MercadoLibre, Inc.	5.4%
Netflix, Inc.	4.9%
Oracle Corp.	4.4%
Microsoft Corp.	3.7%
Alnylam Pharmaceuticals, Inc.	3.5%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.7%
Netherlands	4.0%
Canada	5.8%
Brazil	6.9%
China	8.5%
United States	68.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000167849
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class C
Trading Symbol	LSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$209	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a highly selective manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of typically 30 to 45 holdings.

Top Contributors to Performance

• The Fund's positions in Alphabet, Alnylam Pharmaceuticals, and Shopify contributed the most to performance.

• Stock selection in the consumer discretionary, communication services, consumer staples, and healthcare sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Novo Nordisk, Salesforce, and Under Armour detracted the most from performance.

• Stock selection in the information technology, financials, and industrials sectors as well as our allocations in the consumer discretionary, information technology, and healthcare sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in LVMH. We added to our existing positions in Deere, Novo Nordisk, Roche, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Doximity, Qualcomm, Tesla, and Trip.com to finance purchases and manage position size. We sold the small position in Pluxee we received via spinoff as a result of our ownership in Sodexo.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	MSCI All Country World Index (Net)
03/2016	$10,000	$10,000
04/2016	$10,110	$10,148
05/2016	$10,290	$10,160
06/2016	$10,340	$10,099
07/2016	$10,890	$10,534
08/2016	$10,970	$10,570
09/2016	$11,150	$10,634
10/2016	$10,740	$10,454
11/2016	$10,470	$10,533
12/2016	$10,514	$10,761
01/2017	$10,851	$11,055
02/2017	$11,198	$11,365
03/2017	$11,412	$11,504
04/2017	$11,862	$11,683
05/2017	$12,341	$11,941
06/2017	$12,352	$11,996
07/2017	$12,811	$12,331
08/2017	$12,842	$12,378
09/2017	$13,066	$12,617
10/2017	$13,219	$12,879
11/2017	$13,577	$13,129
12/2017	$13,746	$13,340
01/2018	$14,767	$14,093
02/2018	$14,167	$13,501
03/2018	$13,746	$13,212
04/2018	$13,715	$13,338
05/2018	$13,925	$13,355
06/2018	$13,967	$13,283
07/2018	$14,441	$13,683
08/2018	$14,567	$13,791
09/2018	$14,557	$13,851
10/2018	$13,346	$12,813
11/2018	$13,746	$13,000
12/2018	$12,698	$12,084
01/2019	$13,903	$13,039
02/2019	$14,385	$13,387
03/2019	$14,932	$13,556
04/2019	$15,590	$14,013
05/2019	$14,615	$13,182
06/2019	$15,677	$14,045
07/2019	$15,732	$14,087
08/2019	$15,360	$13,752
09/2019	$15,294	$14,042
10/2019	$15,371	$14,426
11/2019	$15,864	$14,778
12/2019	$16,411	$15,299
01/2020	$16,515	$15,130
02/2020	$15,424	$13,908
03/2020	$14,008	$12,030
04/2020	$15,610	$13,319
05/2020	$16,620	$13,898
06/2020	$17,641	$14,342
07/2020	$18,662	$15,101
08/2020	$20,043	$16,025
09/2020	$19,475	$15,508
10/2020	$19,370	$15,131
11/2020	$21,169	$16,996
12/2020	$21,997	$17,785
01/2021	$21,910	$17,705
02/2021	$22,355	$18,115
03/2021	$22,565	$18,598
04/2021	$23,546	$19,412
05/2021	$23,522	$19,714
06/2021	$24,102	$19,973
07/2021	$23,880	$20,111
08/2021	$24,695	$20,614
09/2021	$23,040	$19,763
10/2021	$23,559	$20,772
11/2021	$22,682	$20,271
12/2021	$23,053	$21,082
01/2022	$21,668	$20,047
02/2022	$20,775	$19,529
03/2022	$20,829	$19,952
04/2022	$18,210	$18,355
05/2022	$17,677	$18,377
06/2022	$16,638	$16,828
07/2022	$18,236	$18,003
08/2022	$17,544	$17,340
09/2022	$15,852	$15,680
10/2022	$16,065	$16,626
11/2022	$17,757	$17,916
12/2022	$16,907	$17,211
01/2023	$19,168	$18,444
02/2023	$18,347	$17,916
03/2023	$19,787	$18,468
04/2023	$19,715	$18,734
05/2023	$20,234	$18,533
06/2023	$21,357	$19,609
07/2023	$22,307	$20,327
08/2023	$21,126	$19,759
09/2023	$19,730	$18,942
10/2023	$19,009	$18,372
11/2023	$21,846	$20,068
12/2023	$22,797	$21,032
01/2024	$22,783	$21,155
02/2024	$24,251	$22,063
03/2024	$24,237	$22,756
04/2024	$22,905	$22,005
05/2024	$24,015	$22,899
06/2024	$25,070	$23,409
07/2024	$24,827	$23,786
08/2024	$25,855	$24,390
09/2024	$27,073	$24,957
10/2024	$26,653	$24,397
11/2024	$28,196	$25,309
12/2024	$27,817	$24,710
01/2025	$29,846	$25,540
02/2025	$28,926	$25,386
03/2025	$26,856	$24,383
04/2025	$27,546	$24,610
05/2025	$29,751	$26,025
06/2025	$31,294	$27,193
07/2025	$31,443	$27,562
08/2025	$32,403	$28,243
09/2025	$33,648	$29,266
10/2025	$33,851	$29,921
11/2025	$32,498	$29,917

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class C at NAV	14.37%	8.67%	12.96%
Class C with 1.00% CDSCFootnote Reference1	13.37%	8.67%	12.96%
MSCI All Country World Index (Net)	18.21%	11.97%	11.97%

Performance Inception Date	Mar. 31, 2016
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 131,777,708
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 769,701
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$131,777,708
# of Portfolio Holdings (including overnight repurchase agreements)	45
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$769,701

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.8%
Aerospace & Defense	3.1%
Semiconductors & Semiconductor Equipment	3.5%
Hotels, Restaurants & Leisure	3.8%
Entertainment	4.9%
IT Services	5.8%
Automobiles	6.2%
Pharmaceuticals	6.3%
Biotechnology	6.5%
Financial Services	7.0%
Software	10.3%
Broadline Retail	11.9%
Interactive Media & Services	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	7.8%
Meta Platforms, Inc., Class A	6.7%
Tesla, Inc.	6.2%
Shopify, Inc., Class A	5.8%
Amazon.com, Inc.	5.6%
MercadoLibre, Inc.	5.4%
Netflix, Inc.	4.9%
Oracle Corp.	4.4%
Microsoft Corp.	3.7%
Alnylam Pharmaceuticals, Inc.	3.5%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.7%
Netherlands	4.0%
Canada	5.8%
Brazil	6.9%
China	8.5%
United States	68.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000188122
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class N
Trading Symbol	LSNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$97	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a highly selective manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of typically 30 to 45 holdings.

Top Contributors to Performance

• The Fund's positions in Alphabet, Alnylam Pharmaceuticals, and Shopify contributed the most to performance.

• Stock selection in the consumer discretionary, communication services, consumer staples, and healthcare sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Novo Nordisk, Salesforce, and Under Armour detracted the most from performance.

• Stock selection in the information technology, financials, and industrials sectors as well as our allocations in the consumer discretionary, information technology, and healthcare sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in LVMH. We added to our existing positions in Deere, Novo Nordisk, Roche, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Doximity, Qualcomm, Tesla, and Trip.com to finance purchases and manage position size. We sold the small position in Pluxee we received via spinoff as a result of our ownership in Sodexo.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	MSCI All Country World Index (Net)
03/2017	$10,000	$10,000
04/2017	$10,400	$10,156
05/2017	$10,835	$10,380
06/2017	$10,844	$10,427
07/2017	$11,261	$10,719
08/2017	$11,297	$10,760
09/2017	$11,510	$10,968
10/2017	$11,652	$11,195
11/2017	$11,980	$11,412
12/2017	$12,138	$11,596
01/2018	$13,047	$12,250
02/2018	$12,533	$11,736
03/2018	$12,165	$11,485
04/2018	$12,156	$11,594
05/2018	$12,340	$11,609
06/2018	$12,395	$11,546
07/2018	$12,827	$11,894
08/2018	$12,946	$11,988
09/2018	$12,955	$12,040
10/2018	$11,890	$11,137
11/2018	$12,257	$11,300
12/2018	$11,329	$10,504
01/2019	$12,407	$11,334
02/2019	$12,859	$11,637
03/2019	$13,360	$11,783
04/2019	$13,956	$12,181
05/2019	$13,100	$11,459
06/2019	$14,062	$12,209
07/2019	$14,120	$12,245
08/2019	$13,802	$11,954
09/2019	$13,745	$12,206
10/2019	$13,831	$12,540
11/2019	$14,293	$12,846
12/2019	$14,794	$13,298
01/2020	$14,906	$13,151
02/2020	$13,928	$12,089
03/2020	$12,655	$10,457
04/2020	$14,122	$11,577
05/2020	$15,048	$12,081
06/2020	$15,985	$12,467
07/2020	$16,921	$13,126
08/2020	$18,194	$13,930
09/2020	$17,695	$13,480
10/2020	$17,614	$13,153
11/2020	$19,273	$14,774
12/2020	$20,041	$15,460
01/2021	$19,976	$15,390
02/2021	$20,397	$15,746
03/2021	$20,614	$16,167
04/2021	$21,527	$16,874
05/2021	$21,516	$17,136
06/2021	$22,078	$17,362
07/2021	$21,883	$17,482
08/2021	$22,651	$17,919
09/2021	$21,159	$17,179
10/2021	$21,656	$18,056
11/2021	$20,856	$17,621
12/2021	$21,225	$18,326
01/2022	$19,959	$17,426
02/2022	$19,158	$16,976
03/2022	$19,228	$17,343
04/2022	$16,828	$15,955
05/2022	$16,352	$15,974
06/2022	$15,400	$14,627
07/2022	$16,886	$15,649
08/2022	$16,271	$15,073
09/2022	$14,703	$13,630
10/2022	$14,923	$14,452
11/2022	$16,503	$15,573
12/2022	$15,735	$14,960
01/2023	$17,851	$16,033
02/2023	$17,112	$15,573
03/2023	$18,452	$16,053
04/2023	$18,414	$16,284
05/2023	$18,902	$16,110
06/2023	$19,966	$17,045
07/2023	$20,880	$17,669
08/2023	$19,791	$17,175
09/2023	$18,502	$16,465
10/2023	$17,838	$15,970
11/2023	$20,530	$17,444
12/2023	$21,431	$18,282
01/2024	$21,444	$18,389
02/2024	$22,846	$19,178
03/2024	$22,858	$19,780
04/2024	$21,594	$19,128
05/2024	$22,645	$19,905
06/2024	$23,647	$20,348
07/2024	$23,421	$20,676
08/2024	$24,398	$21,201
09/2024	$25,550	$21,694
10/2024	$25,162	$21,207
11/2024	$26,626	$22,000
12/2024	$26,276	$21,479
01/2025	$28,191	$22,200
02/2025	$27,340	$22,066
03/2025	$25,387	$21,195
04/2025	$26,038	$21,392
05/2025	$28,141	$22,622
06/2025	$29,618	$23,638
07/2025	$29,756	$23,958
08/2025	$30,670	$24,550
09/2025	$31,859	$25,440
10/2025	$32,059	$26,009
11/2025	$30,782	$26,006

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/17
Class N	15.61%	9.82%	13.85%
MSCI All Country World Index (Net)	18.21%	11.97%	11.62%

Performance Inception Date	Mar. 31, 2017
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 131,777,708
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 769,701
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$131,777,708
# of Portfolio Holdings (including overnight repurchase agreements)	45
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$769,701

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.8%
Aerospace & Defense	3.1%
Semiconductors & Semiconductor Equipment	3.5%
Hotels, Restaurants & Leisure	3.8%
Entertainment	4.9%
IT Services	5.8%
Automobiles	6.2%
Pharmaceuticals	6.3%
Biotechnology	6.5%
Financial Services	7.0%
Software	10.3%
Broadline Retail	11.9%
Interactive Media & Services	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	7.8%
Meta Platforms, Inc., Class A	6.7%
Tesla, Inc.	6.2%
Shopify, Inc., Class A	5.8%
Amazon.com, Inc.	5.6%
MercadoLibre, Inc.	5.4%
Netflix, Inc.	4.9%
Oracle Corp.	4.4%
Microsoft Corp.	3.7%
Alnylam Pharmaceuticals, Inc.	3.5%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.7%
Netherlands	4.0%
Canada	5.8%
Brazil	6.9%
China	8.5%
United States	68.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000167850
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class Y
Trading Symbol	LSGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$102	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are a highly selective manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of typically 30 to 45 holdings.

Top Contributors to Performance

• The Fund's positions in Alphabet, Alnylam Pharmaceuticals, and Shopify contributed the most to performance.

• Stock selection in the consumer discretionary, communication services, consumer staples, and healthcare sectors as well as our allocations in the communication services and consumer staples sectors contributed to relative performance.

Top Detractors from Performance

• The Fund's positions in Novo Nordisk, Salesforce, and Under Armour detracted the most from performance.

• Stock selection in the information technology, financials, and industrials sectors as well as our allocations in the consumer discretionary, information technology, and healthcare sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we initiated a new position in LVMH. We added to our existing positions in Deere, Novo Nordisk, Roche, and Vertex as near-term price weaknesses created attractive reward-to-risk opportunities. We trimmed our positions in Alibaba, Doximity, Qualcomm, Tesla, and Trip.com to finance purchases and manage position size. We sold the small position in Pluxee we received via spinoff as a result of our ownership in Sodexo.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	MSCI All Country World Index (Net)
03/2016	$10,000	$10,000
04/2016	$10,120	$10,148
05/2016	$10,310	$10,160
06/2016	$10,370	$10,099
07/2016	$10,930	$10,534
08/2016	$11,010	$10,570
09/2016	$11,200	$10,634
10/2016	$10,810	$10,454
11/2016	$10,550	$10,533
12/2016	$10,608	$10,761
01/2017	$10,957	$11,055
02/2017	$11,305	$11,365
03/2017	$11,541	$11,504
04/2017	$12,002	$11,683
05/2017	$12,504	$11,941
06/2017	$12,515	$11,996
07/2017	$12,996	$12,331
08/2017	$13,037	$12,378
09/2017	$13,273	$12,617
10/2017	$13,447	$12,879
11/2017	$13,816	$13,129
12/2017	$14,003	$13,340
01/2018	$15,053	$14,093
02/2018	$14,449	$13,501
03/2018	$14,035	$13,212
04/2018	$14,025	$13,338
05/2018	$14,237	$13,355
06/2018	$14,300	$13,283
07/2018	$14,798	$13,683
08/2018	$14,936	$13,791
09/2018	$14,936	$13,851
10/2018	$13,717	$12,813
11/2018	$14,131	$13,000
12/2018	$13,064	$12,084
01/2019	$14,307	$13,039
02/2019	$14,829	$13,387
03/2019	$15,395	$13,556
04/2019	$16,083	$14,013
05/2019	$15,107	$13,182
06/2019	$16,217	$14,045
07/2019	$16,283	$14,087
08/2019	$15,917	$13,752
09/2019	$15,850	$14,042
10/2019	$15,950	$14,426
11/2019	$16,483	$14,778
12/2019	$17,060	$15,299
01/2020	$17,189	$15,130
02/2020	$16,050	$13,908
03/2020	$14,594	$12,030
04/2020	$16,273	$13,319
05/2020	$17,342	$13,898
06/2020	$18,422	$14,342
07/2020	$19,502	$15,101
08/2020	$20,970	$16,025
09/2020	$20,394	$15,508
10/2020	$20,300	$15,131
11/2020	$22,202	$16,996
12/2020	$23,087	$17,785
01/2021	$23,012	$17,705
02/2021	$23,499	$18,115
03/2021	$23,748	$18,598
04/2021	$24,801	$19,412
05/2021	$24,788	$19,714
06/2021	$25,424	$19,973
07/2021	$25,200	$20,111
08/2021	$26,098	$20,614
09/2021	$24,365	$19,763
10/2021	$24,938	$20,772
11/2021	$24,028	$20,271
12/2021	$24,440	$21,082
01/2022	$22,981	$20,047
02/2022	$22,056	$19,529
03/2022	$22,137	$19,952
04/2022	$19,369	$18,355
05/2022	$18,820	$18,377
06/2022	$17,735	$16,828
07/2022	$19,436	$18,003
08/2022	$18,726	$17,340
09/2022	$16,931	$15,680
10/2022	$17,172	$16,626
11/2022	$18,994	$17,916
12/2022	$18,111	$17,211
01/2023	$20,550	$18,444
02/2023	$19,684	$17,916
03/2023	$21,243	$18,468
04/2023	$21,185	$18,734
05/2023	$21,748	$18,533
06/2023	$22,974	$19,609
07/2023	$24,028	$20,327
08/2023	$22,772	$19,759
09/2023	$21,286	$18,942
10/2023	$20,521	$18,372
11/2023	$23,624	$20,068
12/2023	$24,648	$21,032
01/2024	$24,663	$21,155
02/2024	$26,279	$22,063
03/2024	$26,279	$22,756
04/2024	$24,836	$22,005
05/2024	$26,048	$22,899
06/2024	$27,203	$23,409
07/2024	$26,928	$23,786
08/2024	$28,054	$24,390
09/2024	$29,382	$24,957
10/2024	$28,934	$24,397
11/2024	$30,623	$25,309
12/2024	$30,204	$24,710
01/2025	$32,412	$25,540
02/2025	$31,431	$25,386
03/2025	$29,194	$24,383
04/2025	$29,945	$24,610
05/2025	$32,355	$26,025
06/2025	$34,043	$27,193
07/2025	$34,202	$27,562
08/2025	$35,255	$28,243
09/2025	$36,626	$29,266
10/2025	$36,843	$29,921
11/2025	$35,371	$29,917

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class Y	15.50%	9.76%	13.96%
MSCI All Country World Index (Net)	18.21%	11.97%	11.97%

Performance Inception Date	Mar. 31, 2016
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 131,777,708
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 769,701
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$131,777,708
# of Portfolio Holdings (including overnight repurchase agreements)	45
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$769,701

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.8%
Aerospace & Defense	3.1%
Semiconductors & Semiconductor Equipment	3.5%
Hotels, Restaurants & Leisure	3.8%
Entertainment	4.9%
IT Services	5.8%
Automobiles	6.2%
Pharmaceuticals	6.3%
Biotechnology	6.5%
Financial Services	7.0%
Software	10.3%
Broadline Retail	11.9%
Interactive Media & Services	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	7.8%
Meta Platforms, Inc., Class A	6.7%
Tesla, Inc.	6.2%
Shopify, Inc., Class A	5.8%
Amazon.com, Inc.	5.6%
MercadoLibre, Inc.	5.4%
Netflix, Inc.	4.9%
Oracle Corp.	4.4%
Microsoft Corp.	3.7%
Alnylam Pharmaceuticals, Inc.	3.5%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	6.7%
Netherlands	4.0%
Canada	5.8%
Brazil	6.9%
China	8.5%
United States	68.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000105118
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class A
Trading Symbol	LSFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$100	0.98%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The Fund’s modest allocation to high yield bonds was a strong contributor. Here, select names within media entertainment and cable were beneficial.

• The allocation to BB rated bonds was positive, led by media, technology and capital goods loans.

• Exposure to Collateralized Loan Obligations was positive during the year.

Top Detractors from Performance

• The Fund’s allocation to specific B loans, including names in the automotive space, were detractors.

• The holdings in cash and Treasury bills modestly detracted from relative performance, as these categories could not keep pace with the strong returns of the loan market. We continue to maintain a modest liquidity allocation in the portfolio, as required, for regulatory reasons and to meet any redemption activities.

• Across the Fund's portfolio, only one issuer went into default during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
11/2015	$9,651	$10,000	$10,000
12/2015	$9,509	$9,968	$9,895
01/2016	$9,346	$10,105	$9,830
02/2016	$9,260	$10,177	$9,779
03/2016	$9,557	$10,270	$10,048
04/2016	$9,839	$10,309	$10,248
05/2016	$9,963	$10,312	$10,339
06/2016	$10,000	$10,497	$10,341
07/2016	$10,184	$10,564	$10,489
08/2016	$10,278	$10,552	$10,568
09/2016	$10,374	$10,545	$10,659
10/2016	$10,436	$10,465	$10,747
11/2016	$10,453	$10,217	$10,776
12/2016	$10,568	$10,232	$10,900
01/2017	$10,621	$10,252	$10,961
02/2017	$10,686	$10,321	$11,016
03/2017	$10,713	$10,315	$11,025
04/2017	$10,748	$10,395	$11,073
05/2017	$10,792	$10,475	$11,114
06/2017	$10,799	$10,464	$11,109
07/2017	$10,894	$10,509	$11,185
08/2017	$10,856	$10,604	$11,180
09/2017	$10,918	$10,553	$11,224
10/2017	$11,008	$10,559	$11,291
11/2017	$11,032	$10,546	$11,304
12/2017	$11,087	$10,594	$11,349
01/2018	$11,192	$10,472	$11,458
02/2018	$11,212	$10,373	$11,481
03/2018	$11,235	$10,439	$11,513
04/2018	$11,279	$10,362	$11,561
05/2018	$11,281	$10,436	$11,580
06/2018	$11,298	$10,423	$11,594
07/2018	$11,365	$10,425	$11,679
08/2018	$11,394	$10,492	$11,726
09/2018	$11,445	$10,425	$11,807
10/2018	$11,434	$10,342	$11,803
11/2018	$11,338	$10,404	$11,697
12/2018	$11,091	$10,595	$11,399
01/2019	$11,278	$10,708	$11,689
02/2019	$11,407	$10,701	$11,875
03/2019	$11,387	$10,907	$11,855
04/2019	$11,553	$10,910	$12,051
05/2019	$11,521	$11,103	$12,024
06/2019	$11,541	$11,243	$12,054
07/2019	$11,606	$11,268	$12,150
08/2019	$11,551	$11,560	$12,117
09/2019	$11,580	$11,498	$12,173
10/2019	$11,449	$11,533	$12,119
11/2019	$11,478	$11,527	$12,190
12/2019	$11,662	$11,519	$12,384
01/2020	$11,733	$11,740	$12,453
02/2020	$11,540	$11,952	$12,289
03/2020	$9,750	$11,881	$10,769
04/2020	$10,140	$12,093	$11,253
05/2020	$10,595	$12,149	$11,681
06/2020	$10,809	$12,225	$11,814
07/2020	$11,008	$12,408	$12,045
08/2020	$11,223	$12,308	$12,225
09/2020	$11,318	$12,301	$12,302
10/2020	$11,380	$12,246	$12,327
11/2020	$11,614	$12,366	$12,602
12/2020	$11,798	$12,383	$12,771
01/2021	$11,917	$12,295	$12,923
02/2021	$11,990	$12,117	$12,999
03/2021	$11,998	$11,966	$12,999
04/2021	$12,058	$12,060	$13,065
05/2021	$12,120	$12,100	$13,141
06/2021	$12,155	$12,185	$13,190
07/2021	$12,161	$12,321	$13,188
08/2021	$12,210	$12,297	$13,251
09/2021	$12,259	$12,191	$13,336
10/2021	$12,283	$12,188	$13,372
11/2021	$12,249	$12,224	$13,350
12/2021	$12,341	$12,192	$13,436
01/2022	$12,365	$11,930	$13,484
02/2022	$12,288	$11,797	$13,415
03/2022	$12,272	$11,469	$13,422
04/2022	$12,240	$11,034	$13,451
05/2022	$11,881	$11,105	$13,107
06/2022	$11,564	$10,931	$12,824
07/2022	$11,731	$11,198	$13,098
08/2022	$11,924	$10,881	$13,294
09/2022	$11,592	$10,411	$12,991
10/2022	$11,592	$10,276	$13,120
11/2022	$11,724	$10,654	$13,277
12/2022	$11,732	$10,606	$13,332
01/2023	$12,078	$10,932	$13,688
02/2023	$12,115	$10,650	$13,767
03/2023	$12,058	$10,920	$13,762
04/2023	$12,193	$10,987	$13,907
05/2023	$12,150	$10,867	$13,881
06/2023	$12,441	$10,828	$14,196
07/2023	$12,624	$10,821	$14,378
08/2023	$12,780	$10,751	$14,547
09/2023	$12,843	$10,478	$14,687
10/2023	$12,784	$10,313	$14,684
11/2023	$12,941	$10,780	$14,863
12/2023	$13,141	$11,193	$15,108
01/2024	$13,240	$11,162	$15,210
02/2024	$13,335	$11,004	$15,348
03/2024	$13,452	$11,106	$15,479
04/2024	$13,498	$10,825	$15,572
05/2024	$13,597	$11,009	$15,718
06/2024	$13,642	$11,113	$15,773
07/2024	$13,726	$11,373	$15,881
08/2024	$13,805	$11,536	$15,982
09/2024	$13,898	$11,690	$16,096
10/2024	$14,024	$11,401	$16,234
11/2024	$14,178	$11,521	$16,368
12/2024	$14,233	$11,333	$16,461
01/2025	$14,335	$11,393	$16,575
02/2025	$14,343	$11,643	$16,592
03/2025	$14,251	$11,648	$16,540
04/2025	$14,231	$11,693	$16,531
05/2025	$14,514	$11,610	$16,788
06/2025	$14,615	$11,788	$16,923
07/2025	$14,738	$11,757	$17,071
08/2025	$14,824	$11,898	$17,147
09/2025	$14,834	$12,028	$17,222
10/2025	$14,827	$12,103	$17,260
11/2025	$14,875	$12,178	$17,322

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 8/11/11
Class A at NAV	4.92%	5.07%	4.42%	4.81%
Class A with 3.50% MSCFootnote Reference1	1.24%	4.33%	4.05%	4.55%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%	-%
Morningstar LSTA US Leveraged Loan Index	5.83%	6.57%	5.65%	-%

Performance Inception Date	Aug. 11, 2011
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 563,111,049
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 3,669,143
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$563,111,049
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	209
Portfolio Turnover Rate	127%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$3,669,143

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.9%
Short-Term Investments	4.7%
Building Materials	3.1%
Chemicals	3.2%
Industrial Other	3.2%
Brokerage	3.5%
Aerospace & Defense	3.6%
Cable Satellite	3.9%
Media Entertainment	4.4%
Collateralized Loan Obligations	4.8%
Retailers	6.5%
Healthcare	7.2%
Property & Casualty Insurance	8.1%
Consumer Cyclical Services	8.7%
Technology	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.9
Not ratedFootnote Reference^	4.9
D	0.3
CCC	6.8
B	65.4
BB	20.2
BBB	0.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000105119
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class C
Trading Symbol	LSFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$177	1.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The Fund’s modest allocation to high yield bonds was a strong contributor. Here, select names within media entertainment and cable were beneficial.

• The allocation to BB rated bonds was positive, led by media, technology and capital goods loans.

• Exposure to Collateralized Loan Obligations was positive during the year.

Top Detractors from Performance

• The Fund’s allocation to specific B loans, including names in the automotive space, were detractors.

• The holdings in cash and Treasury bills modestly detracted from relative performance, as these categories could not keep pace with the strong returns of the loan market. We continue to maintain a modest liquidity allocation in the portfolio, as required, for regulatory reasons and to meet any redemption activities.

• Across the Fund's portfolio, only one issuer went into default during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
11/2015	$10,000	$10,000	$10,000
12/2015	$9,835	$9,968	$9,895
01/2016	$9,660	$10,105	$9,830
02/2016	$9,565	$10,177	$9,779
03/2016	$9,866	$10,270	$10,048
04/2016	$10,152	$10,309	$10,248
05/2016	$10,285	$10,312	$10,339
06/2016	$10,307	$10,497	$10,341
07/2016	$10,489	$10,564	$10,489
08/2016	$10,580	$10,552	$10,568
09/2016	$10,673	$10,545	$10,659
10/2016	$10,741	$10,465	$10,747
11/2016	$10,741	$10,217	$10,776
12/2016	$10,852	$10,232	$10,900
01/2017	$10,901	$10,252	$10,961
02/2017	$10,961	$10,321	$11,016
03/2017	$10,982	$10,315	$11,025
04/2017	$11,011	$10,395	$11,073
05/2017	$11,050	$10,475	$11,114
06/2017	$11,050	$10,464	$11,109
07/2017	$11,141	$10,509	$11,185
08/2017	$11,094	$10,604	$11,180
09/2017	$11,151	$10,553	$11,224
10/2017	$11,237	$10,559	$11,291
11/2017	$11,252	$10,546	$11,304
12/2017	$11,301	$10,594	$11,349
01/2018	$11,402	$10,472	$11,458
02/2018	$11,415	$10,373	$11,481
03/2018	$11,433	$10,439	$11,513
04/2018	$11,470	$10,362	$11,561
05/2018	$11,465	$10,436	$11,580
06/2018	$11,476	$10,423	$11,594
07/2018	$11,537	$10,425	$11,679
08/2018	$11,558	$10,492	$11,726
09/2018	$11,603	$10,425	$11,807
10/2018	$11,584	$10,342	$11,803
11/2018	$11,479	$10,404	$11,697
12/2018	$11,221	$10,595	$11,399
01/2019	$11,404	$10,708	$11,689
02/2019	$11,516	$10,701	$11,875
03/2019	$11,501	$10,907	$11,855
04/2019	$11,662	$10,910	$12,051
05/2019	$11,622	$11,103	$12,024
06/2019	$11,635	$11,243	$12,054
07/2019	$11,693	$11,268	$12,150
08/2019	$11,629	$11,560	$12,117
09/2019	$11,651	$11,498	$12,173
10/2019	$11,512	$11,533	$12,119
11/2019	$11,521	$11,527	$12,190
12/2019	$11,712	$11,519	$12,384
01/2020	$11,775	$11,740	$12,453
02/2020	$11,574	$11,952	$12,289
03/2020	$9,766	$11,881	$10,769
04/2020	$10,164	$12,093	$11,253
05/2020	$10,602	$12,149	$11,681
06/2020	$10,811	$12,225	$11,814
07/2020	$11,003	$12,408	$12,045
08/2020	$11,212	$12,308	$12,225
09/2020	$11,299	$12,301	$12,302
10/2020	$11,354	$12,246	$12,327
11/2020	$11,582	$12,366	$12,602
12/2020	$11,758	$12,383	$12,771
01/2021	$11,869	$12,295	$12,923
02/2021	$11,935	$12,117	$12,999
03/2021	$11,936	$11,966	$12,999
04/2021	$11,988	$12,060	$13,065
05/2021	$12,042	$12,100	$13,141
06/2021	$12,070	$12,185	$13,190
07/2021	$12,067	$12,321	$13,188
08/2021	$12,095	$12,297	$13,251
09/2021	$12,150	$12,191	$13,336
10/2021	$12,166	$12,188	$13,372
11/2021	$12,125	$12,224	$13,350
12/2021	$12,194	$12,192	$13,436
01/2022	$12,224	$11,930	$13,484
02/2022	$12,140	$11,797	$13,415
03/2022	$12,117	$11,469	$13,422
04/2022	$12,077	$11,034	$13,451
05/2022	$11,714	$11,105	$13,107
06/2022	$11,407	$10,931	$12,824
07/2022	$11,551	$11,198	$13,098
08/2022	$11,748	$10,881	$13,294
09/2022	$11,399	$10,411	$12,991
10/2022	$11,405	$10,276	$13,120
11/2022	$11,514	$10,654	$13,277
12/2022	$11,513	$10,606	$13,332
01/2023	$11,847	$10,932	$13,688
02/2023	$11,891	$10,650	$13,767
03/2023	$11,827	$10,920	$13,762
04/2023	$11,937	$10,987	$13,907
05/2023	$11,887	$10,867	$13,881
06/2023	$12,165	$10,828	$14,196
07/2023	$12,337	$10,821	$14,378
08/2023	$12,481	$10,751	$14,547
09/2023	$12,535	$10,478	$14,687
10/2023	$12,469	$10,313	$14,684
11/2023	$12,615	$10,780	$14,863
12/2023	$12,810	$11,193	$15,108
01/2024	$12,906	$11,162	$15,210
02/2024	$12,998	$11,004	$15,348
03/2024	$13,113	$11,106	$15,479
04/2024	$13,157	$10,825	$15,572
05/2024	$13,254	$11,009	$15,718
06/2024	$13,298	$11,113	$15,773
07/2024	$13,380	$11,373	$15,881
08/2024	$13,457	$11,536	$15,982
09/2024	$13,548	$11,690	$16,096
10/2024	$13,671	$11,401	$16,234
11/2024	$13,820	$11,521	$16,368
12/2024	$13,874	$11,333	$16,461
01/2025	$13,974	$11,393	$16,575
02/2025	$13,981	$11,643	$16,592
03/2025	$13,892	$11,648	$16,540
04/2025	$13,872	$11,693	$16,531
05/2025	$14,148	$11,610	$16,788
06/2025	$14,247	$11,788	$16,923
07/2025	$14,367	$11,757	$17,071
08/2025	$14,450	$11,898	$17,147
09/2025	$14,460	$12,028	$17,222
10/2025	$14,453	$12,103	$17,260
11/2025	$14,500	$12,178	$17,322

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 8/11/11
Class C at NAV	4.13%	4.28%	3.79%	4.37%
Class C with 1.00% CDSCFootnote Reference1	3.15%	4.28%	3.79%	4.37%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%	-%
Morningstar LSTA US Leveraged Loan Index	5.83%	6.57%	5.65%	-%

Performance Inception Date	Aug. 11, 2011
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 563,111,049
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 3,669,143
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$563,111,049
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	209
Portfolio Turnover Rate	127%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$3,669,143

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.9%
Short-Term Investments	4.7%
Building Materials	3.1%
Chemicals	3.2%
Industrial Other	3.2%
Brokerage	3.5%
Aerospace & Defense	3.6%
Cable Satellite	3.9%
Media Entertainment	4.4%
Collateralized Loan Obligations	4.8%
Retailers	6.5%
Healthcare	7.2%
Property & Casualty Insurance	8.1%
Consumer Cyclical Services	8.7%
Technology	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.9
Not ratedFootnote Reference^	4.9
D	0.3
CCC	6.8
B	65.4
BB	20.2
BBB	0.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000188118
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class N
Trading Symbol	LSFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$70	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The Fund’s modest allocation to high yield bonds was a strong contributor. Here, select names within media entertainment and cable were beneficial.

• The allocation to BB rated bonds was positive, led by media, technology and capital goods loans.

• Exposure to Collateralized Loan Obligations was positive during the year.

Top Detractors from Performance

• The Fund’s allocation to specific B loans, including names in the automotive space, were detractors.

• The holdings in cash and Treasury bills modestly detracted from relative performance, as these categories could not keep pace with the strong returns of the loan market. We continue to maintain a modest liquidity allocation in the portfolio, as required, for regulatory reasons and to meet any redemption activities.

• Across the Fund's portfolio, only one issuer went into default during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
03/2017	$10,000	$10,000	$10,000
04/2017	$10,034	$10,077	$10,044
05/2017	$10,079	$10,155	$10,080
06/2017	$10,098	$10,145	$10,076
07/2017	$10,179	$10,188	$10,145
08/2017	$10,145	$10,280	$10,141
09/2017	$10,217	$10,231	$10,181
10/2017	$10,293	$10,237	$10,241
11/2017	$10,328	$10,223	$10,253
12/2017	$10,372	$10,270	$10,294
01/2018	$10,483	$10,152	$10,393
02/2018	$10,494	$10,056	$10,414
03/2018	$10,518	$10,120	$10,443
04/2018	$10,561	$10,045	$10,486
05/2018	$10,566	$10,117	$10,504
06/2018	$10,585	$10,104	$10,516
07/2018	$10,650	$10,107	$10,594
08/2018	$10,680	$10,172	$10,636
09/2018	$10,741	$10,106	$10,709
10/2018	$10,734	$10,026	$10,706
11/2018	$10,646	$10,086	$10,609
12/2018	$10,418	$10,271	$10,339
01/2019	$10,596	$10,381	$10,603
02/2019	$10,719	$10,375	$10,771
03/2019	$10,714	$10,574	$10,753
04/2019	$10,862	$10,576	$10,930
05/2019	$10,835	$10,764	$10,907
06/2019	$10,856	$10,899	$10,933
07/2019	$10,920	$10,923	$11,021
08/2019	$10,871	$11,206	$10,990
09/2019	$10,900	$11,147	$11,042
10/2019	$10,781	$11,180	$10,992
11/2019	$10,811	$11,175	$11,056
12/2019	$10,987	$11,167	$11,233
01/2020	$11,056	$11,382	$11,296
02/2020	$10,877	$11,587	$11,146
03/2020	$9,195	$11,518	$9,768
04/2020	$9,564	$11,723	$10,207
05/2020	$9,996	$11,778	$10,595
06/2020	$10,188	$11,852	$10,715
07/2020	$10,378	$12,029	$10,925
08/2020	$10,582	$11,932	$11,088
09/2020	$10,674	$11,925	$11,158
10/2020	$10,735	$11,872	$11,181
11/2020	$10,958	$11,989	$11,430
12/2020	$11,135	$12,005	$11,584
01/2021	$11,250	$11,919	$11,722
02/2021	$11,321	$11,747	$11,790
03/2021	$11,332	$11,600	$11,790
04/2021	$11,391	$11,692	$11,851
05/2021	$11,453	$11,730	$11,920
06/2021	$11,489	$11,812	$11,964
07/2021	$11,497	$11,945	$11,962
08/2021	$11,534	$11,922	$12,019
09/2021	$11,596	$11,819	$12,096
10/2021	$11,622	$11,815	$12,128
11/2021	$11,593	$11,850	$12,109
12/2021	$11,669	$11,820	$12,187
01/2022	$11,708	$11,565	$12,231
02/2022	$11,638	$11,436	$12,168
03/2022	$11,613	$11,119	$12,174
04/2022	$11,585	$10,697	$12,200
05/2022	$11,261	$10,766	$11,888
06/2022	$10,964	$10,597	$11,632
07/2022	$11,111	$10,856	$11,881
08/2022	$11,311	$10,549	$12,058
09/2022	$10,999	$10,093	$11,783
10/2022	$11,001	$9,962	$11,900
11/2022	$11,129	$10,329	$12,043
12/2022	$11,139	$10,282	$12,093
01/2023	$11,457	$10,598	$12,415
02/2023	$11,509	$10,324	$12,487
03/2023	$11,458	$10,587	$12,483
04/2023	$11,589	$10,651	$12,614
05/2023	$11,536	$10,535	$12,591
06/2023	$11,816	$10,497	$12,876
07/2023	$12,007	$10,490	$13,041
08/2023	$12,144	$10,423	$13,194
09/2023	$12,207	$10,158	$13,321
10/2023	$12,154	$9,998	$13,319
11/2023	$12,321	$10,451	$13,481
12/2023	$12,515	$10,851	$13,703
01/2024	$12,597	$10,821	$13,796
02/2024	$12,705	$10,668	$13,921
03/2024	$12,820	$10,766	$14,040
04/2024	$12,867	$10,495	$14,124
05/2024	$12,965	$10,672	$14,257
06/2024	$12,995	$10,773	$14,307
07/2024	$13,078	$11,025	$14,404
08/2024	$13,157	$11,184	$14,496
09/2024	$13,265	$11,333	$14,599
10/2024	$13,373	$11,052	$14,725
11/2024	$13,522	$11,169	$14,847
12/2024	$13,579	$10,986	$14,931
01/2025	$13,679	$11,045	$15,034
02/2025	$13,707	$11,288	$15,050
03/2025	$13,623	$11,292	$15,002
04/2025	$13,589	$11,336	$14,994
05/2025	$13,881	$11,255	$15,227
06/2025	$13,981	$11,428	$15,350
07/2025	$14,102	$11,398	$15,484
08/2025	$14,188	$11,534	$15,553
09/2025	$14,201	$11,660	$15,621
10/2025	$14,197	$11,733	$15,656
11/2025	$14,247	$11,806	$15,712

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/17
Class N	5.36%	5.39%	4.17%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.94%
Morningstar LSTA US Leveraged Loan Index	5.83%	6.57%	5.35%

Performance Inception Date	Mar. 31, 2017
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 563,111,049
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 3,669,143
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$563,111,049
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	209
Portfolio Turnover Rate	127%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$3,669,143

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.9%
Short-Term Investments	4.7%
Building Materials	3.1%
Chemicals	3.2%
Industrial Other	3.2%
Brokerage	3.5%
Aerospace & Defense	3.6%
Cable Satellite	3.9%
Media Entertainment	4.4%
Collateralized Loan Obligations	4.8%
Retailers	6.5%
Healthcare	7.2%
Property & Casualty Insurance	8.1%
Consumer Cyclical Services	8.7%
Technology	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.9
Not ratedFootnote Reference^	4.9
D	0.3
CCC	6.8
B	65.4
BB	20.2
BBB	0.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000105120
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class Y
Trading Symbol	LSFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$75	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The Fund’s modest allocation to high yield bonds was a strong contributor. Here, select names within media entertainment and cable were beneficial.

• The allocation to BB rated bonds was positive, led by media, technology and capital goods loans.

• Exposure to Collateralized Loan Obligations was positive during the year.

Top Detractors from Performance

• The Fund’s allocation to specific B loans, including names in the automotive space, were detractors.

• The holdings in cash and Treasury bills modestly detracted from relative performance, as these categories could not keep pace with the strong returns of the loan market. We continue to maintain a modest liquidity allocation in the portfolio, as required, for regulatory reasons and to meet any redemption activities.

• Across the Fund's portfolio, only one issuer went into default during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
11/2015	$10,000	$10,000	$10,000
12/2015	$9,845	$9,968	$9,895
01/2016	$9,679	$10,105	$9,830
02/2016	$9,592	$10,177	$9,779
03/2016	$9,901	$10,270	$10,048
04/2016	$10,195	$10,309	$10,248
05/2016	$10,337	$10,312	$10,339
06/2016	$10,377	$10,497	$10,341
07/2016	$10,569	$10,564	$10,489
08/2016	$10,658	$10,552	$10,568
09/2016	$10,761	$10,545	$10,659
10/2016	$10,838	$10,465	$10,747
11/2016	$10,858	$10,217	$10,776
12/2016	$10,979	$10,232	$10,900
01/2017	$11,036	$10,252	$10,961
02/2017	$11,106	$10,321	$11,016
03/2017	$11,125	$10,315	$11,025
04/2017	$11,174	$10,395	$11,073
05/2017	$11,223	$10,475	$11,114
06/2017	$11,233	$10,464	$11,109
07/2017	$11,334	$10,509	$11,185
08/2017	$11,285	$10,604	$11,180
09/2017	$11,364	$10,553	$11,224
10/2017	$11,460	$10,559	$11,291
11/2017	$11,486	$10,546	$11,304
12/2017	$11,535	$10,594	$11,349
01/2018	$11,658	$10,472	$11,458
02/2018	$11,681	$10,373	$11,481
03/2018	$11,696	$10,439	$11,513
04/2018	$11,755	$10,362	$11,561
05/2018	$11,760	$10,436	$11,580
06/2018	$11,769	$10,423	$11,594
07/2018	$11,853	$10,425	$11,679
08/2018	$11,873	$10,492	$11,726
09/2018	$11,941	$10,425	$11,807
10/2018	$11,932	$10,342	$11,803
11/2018	$11,835	$10,404	$11,697
12/2018	$11,580	$10,595	$11,399
01/2019	$11,777	$10,708	$11,689
02/2019	$11,914	$10,701	$11,875
03/2019	$11,895	$10,907	$11,855
04/2019	$12,072	$10,910	$12,051
05/2019	$12,041	$11,103	$12,024
06/2019	$12,064	$11,243	$12,054
07/2019	$12,135	$11,268	$12,150
08/2019	$12,080	$11,560	$12,117
09/2019	$12,113	$11,498	$12,173
10/2019	$11,979	$11,533	$12,119
11/2019	$12,011	$11,527	$12,190
12/2019	$12,207	$11,519	$12,384
01/2020	$12,283	$11,740	$12,453
02/2020	$12,084	$11,952	$12,289
03/2020	$10,214	$11,881	$10,769
04/2020	$10,624	$12,093	$11,253
05/2020	$11,103	$12,149	$11,681
06/2020	$11,330	$12,225	$11,814
07/2020	$11,540	$12,408	$12,045
08/2020	$11,768	$12,308	$12,225
09/2020	$11,869	$12,301	$12,302
10/2020	$11,937	$12,246	$12,327
11/2020	$12,185	$12,366	$12,602
12/2020	$12,380	$12,383	$12,771
01/2021	$12,508	$12,295	$12,923
02/2021	$12,587	$12,117	$12,999
03/2021	$12,598	$11,966	$12,999
04/2021	$12,663	$12,060	$13,065
05/2021	$12,732	$12,100	$13,141
06/2021	$12,771	$12,185	$13,190
07/2021	$12,780	$12,321	$13,188
08/2021	$12,834	$12,297	$13,251
09/2021	$12,888	$12,191	$13,336
10/2021	$12,917	$12,188	$13,372
11/2021	$12,884	$12,224	$13,350
12/2021	$12,982	$12,192	$13,436
01/2022	$13,011	$11,930	$13,484
02/2022	$12,933	$11,797	$13,415
03/2022	$12,918	$11,469	$13,422
04/2022	$12,887	$11,034	$13,451
05/2022	$12,512	$11,105	$13,107
06/2022	$12,182	$10,931	$12,824
07/2022	$12,360	$11,198	$13,098
08/2022	$12,566	$10,881	$13,294
09/2022	$12,219	$10,411	$12,991
10/2022	$12,222	$10,276	$13,120
11/2022	$12,364	$10,654	$13,277
12/2022	$12,374	$10,606	$13,332
01/2023	$12,742	$10,932	$13,688
02/2023	$12,783	$10,650	$13,767
03/2023	$12,726	$10,920	$13,762
04/2023	$12,871	$10,987	$13,907
05/2023	$12,828	$10,867	$13,881
06/2023	$13,138	$10,828	$14,196
07/2023	$13,334	$10,821	$14,378
08/2023	$13,501	$10,751	$14,547
09/2023	$13,554	$10,478	$14,687
10/2023	$13,512	$10,313	$14,684
11/2023	$13,680	$10,780	$14,863
12/2023	$13,895	$11,193	$15,108
01/2024	$14,002	$11,162	$15,210
02/2024	$14,105	$11,004	$15,348
03/2024	$14,232	$11,106	$15,479
04/2024	$14,283	$10,825	$15,572
05/2024	$14,391	$11,009	$15,718
06/2024	$14,442	$11,113	$15,773
07/2024	$14,534	$11,373	$15,881
08/2024	$14,621	$11,536	$15,982
09/2024	$14,723	$11,690	$16,096
10/2024	$14,859	$11,401	$16,234
11/2024	$15,025	$11,521	$16,368
12/2024	$15,087	$11,333	$16,461
01/2025	$15,198	$11,393	$16,575
02/2025	$15,209	$11,643	$16,592
03/2025	$15,134	$11,648	$16,540
04/2025	$15,097	$11,693	$16,531
05/2025	$15,419	$11,610	$16,788
06/2025	$15,510	$11,788	$16,923
07/2025	$15,664	$11,757	$17,071
08/2025	$15,739	$11,898	$17,147
09/2025	$15,753	$12,028	$17,222
10/2025	$15,748	$12,103	$17,260
11/2025	$15,803	$12,178	$17,322

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 8/11/11
Class Y	5.18%	5.34%	4.68%	5.08%
Bloomberg U.S. Aggregate Bond Index	5.70%	(0.31%)	1.99%	-%
Morningstar LSTA US Leveraged Loan Index	5.83%	6.57%	5.65%	-%

Performance Inception Date	Aug. 11, 2011
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 563,111,049
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 3,669,143
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$563,111,049
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	209
Portfolio Turnover Rate	127%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$3,669,143

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.9%
Short-Term Investments	4.7%
Building Materials	3.1%
Chemicals	3.2%
Industrial Other	3.2%
Brokerage	3.5%
Aerospace & Defense	3.6%
Cable Satellite	3.9%
Media Entertainment	4.4%
Collateralized Loan Obligations	4.8%
Retailers	6.5%
Healthcare	7.2%
Property & Casualty Insurance	8.1%
Consumer Cyclical Services	8.7%
Technology	15.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.9
Not ratedFootnote Reference^	4.9
D	0.3
CCC	6.8
B	65.4
BB	20.2
BBB	0.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000115831
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class A
Trading Symbol	VNSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$116	1.10%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The largest contributor to performance over the past 12 months was the portfolio's selection within Consumer Discretionary led by O'Reilly Automotive, Inc.

• Selection within Financials also contributed to performance with JPMorgan Chase & Co. leading.

Top Detractors from Performance

• The largest detractor from performance over the past 12 months was security selection and an overweight position within Industrials, an underperforming sector. Saia, Inc. hindered the sector the most.

• The portfolio's selection and underweight position within Information Technology, an outperforming sector, also negatively impacted performance.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Communication Services, Industrials, Materials, Energy, and Consumer Discretionary while underweight Information Technology, Health Care, Consumer Staples, Utilities, Real Estate, and Financials.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	S&P 500® Index
11/2015	$9,427	$10,000
12/2015	$9,368	$9,842
01/2016	$8,835	$9,354
02/2016	$8,738	$9,341
03/2016	$9,290	$9,975
04/2016	$9,342	$10,014
05/2016	$9,426	$10,193
06/2016	$9,465	$10,220
07/2016	$9,770	$10,597
08/2016	$9,874	$10,612
09/2016	$9,919	$10,614
10/2016	$9,725	$10,420
11/2016	$9,984	$10,806
12/2016	$9,997	$11,019
01/2017	$10,340	$11,228
02/2017	$10,716	$11,674
03/2017	$10,690	$11,688
04/2017	$10,848	$11,808
05/2017	$11,053	$11,974
06/2017	$11,158	$12,049
07/2017	$11,336	$12,297
08/2017	$11,455	$12,334
09/2017	$11,706	$12,589
10/2017	$11,943	$12,882
11/2017	$12,267	$13,277
12/2017	$12,348	$13,425
01/2018	$13,105	$14,194
02/2018	$12,577	$13,671
03/2018	$12,405	$13,323
04/2018	$12,471	$13,374
05/2018	$12,971	$13,696
06/2018	$13,185	$13,781
07/2018	$13,385	$14,294
08/2018	$13,714	$14,759
09/2018	$13,907	$14,843
10/2018	$12,528	$13,829
11/2018	$12,956	$14,111
12/2018	$11,755	$12,837
01/2019	$12,672	$13,865
02/2019	$13,004	$14,310
03/2019	$13,234	$14,588
04/2019	$13,795	$15,179
05/2019	$13,036	$14,215
06/2019	$13,834	$15,216
07/2019	$13,913	$15,435
08/2019	$13,866	$15,190
09/2019	$14,095	$15,475
10/2019	$14,277	$15,810
11/2019	$14,728	$16,384
12/2019	$14,984	$16,878
01/2020	$14,659	$16,872
02/2020	$13,478	$15,483
03/2020	$11,741	$13,570
04/2020	$13,581	$15,310
05/2020	$14,445	$16,039
06/2020	$14,762	$16,358
07/2020	$15,797	$17,281
08/2020	$16,567	$18,523
09/2020	$15,874	$17,819
10/2020	$15,506	$17,345
11/2020	$17,115	$19,244
12/2020	$17,726	$19,984
01/2021	$17,295	$19,782
02/2021	$18,367	$20,327
03/2021	$19,311	$21,218
04/2021	$20,099	$22,350
05/2021	$20,438	$22,506
06/2021	$21,088	$23,032
07/2021	$22,013	$23,579
08/2021	$22,847	$24,296
09/2021	$21,839	$23,166
10/2021	$23,763	$24,789
11/2021	$24,212	$24,617
12/2021	$24,674	$25,720
01/2022	$22,764	$24,389
02/2022	$22,412	$23,659
03/2022	$24,046	$24,537
04/2022	$21,947	$22,398
05/2022	$21,708	$22,439
06/2022	$20,288	$20,587
07/2022	$21,809	$22,485
08/2022	$20,941	$21,568
09/2022	$19,320	$19,581
10/2022	$20,237	$21,167
11/2022	$21,670	$22,350
12/2022	$20,513	$21,062
01/2023	$21,783	$22,385
02/2023	$21,224	$21,839
03/2023	$22,405	$22,641
04/2023	$22,887	$22,994
05/2023	$23,014	$23,094
06/2023	$23,776	$24,620
07/2023	$24,284	$25,411
08/2023	$24,030	$25,007
09/2023	$22,583	$23,814
10/2023	$21,770	$23,314
11/2023	$23,954	$25,443
12/2023	$25,020	$26,599
01/2024	$25,350	$27,046
02/2024	$27,254	$28,490
03/2024	$27,546	$29,406
04/2024	$25,426	$28,205
05/2024	$26,150	$29,604
06/2024	$26,721	$30,666
07/2024	$26,759	$31,039
08/2024	$27,165	$31,792
09/2024	$27,571	$32,471
10/2024	$27,038	$32,177
11/2024	$28,536	$34,066
12/2024	$27,482	$33,254
01/2025	$28,511	$34,180
02/2025	$27,356	$33,734
03/2025	$26,023	$31,833
04/2025	$25,655	$31,617
05/2025	$27,241	$33,607
06/2025	$28,993	$35,316
07/2025	$29,945	$36,109
08/2025	$30,326	$36,841
09/2025	$31,138	$38,185
10/2025	$31,532	$39,079
11/2025	$31,481	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 6/13/12
Class A at NAV	10.32%	12.96%	12.81%	13.97%
Class A with 5.75% MSCFootnote Reference1	3.98%	11.63%	12.15%	13.47%
S&P 500® Index	15.00%	15.28%	14.63%	-%

Performance Inception Date	Jun. 13, 2012
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 558,485,255
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,126,371
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$558,485,255
# of Portfolio Holdings (including overnight repurchase agreements)	28
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,126,371

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.5%
Financial Services	3.1%
Electrical Equipment	3.1%
Specialty Retail	3.2%
Trading Companies & Distributors	3.8%
Banks	4.0%
Oil, Gas & Consumable Fuels	4.3%
Entertainment	4.5%
Pharmaceuticals	6.0%
Broadline Retail	6.3%
Software	7.7%
Interactive Media & Services	11.8%
Semiconductors & Semiconductor Equipment	21.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Alphabet, Inc., Class A	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	6.3%
Eli Lilly & Co.	6.0%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.2%
Broadcom, Inc.	4.2%
Monolithic Power Systems, Inc.	4.1%
JPMorgan Chase & Co.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.

Material Fund Change Expenses [Text Block]	Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000115832
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class C
Trading Symbol	VNSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$194	1.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The largest contributor to performance over the past 12 months was the portfolio's selection within Consumer Discretionary led by O'Reilly Automotive, Inc.

• Selection within Financials also contributed to performance with JPMorgan Chase & Co. leading.

Top Detractors from Performance

• The largest detractor from performance over the past 12 months was security selection and an overweight position within Industrials, an underperforming sector. Saia, Inc. hindered the sector the most.

• The portfolio's selection and underweight position within Information Technology, an outperforming sector, also negatively impacted performance.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Communication Services, Industrials, Materials, Energy, and Consumer Discretionary while underweight Information Technology, Health Care, Consumer Staples, Utilities, Real Estate, and Financials.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	S&P 500® Index
11/2015	$10,000	$10,000
12/2015	$9,927	$9,842
01/2016	$9,361	$9,354
02/2016	$9,255	$9,341
03/2016	$9,828	$9,975
04/2016	$9,877	$10,014
05/2016	$9,962	$10,193
06/2016	$9,997	$10,220
07/2016	$10,309	$10,597
08/2016	$10,415	$10,612
09/2016	$10,457	$10,614
10/2016	$10,245	$10,420
11/2016	$10,514	$10,806
12/2016	$10,515	$11,019
01/2017	$10,868	$11,228
02/2017	$11,263	$11,674
03/2017	$11,227	$11,688
04/2017	$11,385	$11,808
05/2017	$11,593	$11,974
06/2017	$11,694	$12,049
07/2017	$11,874	$12,297
08/2017	$11,996	$12,334
09/2017	$12,248	$12,589
10/2017	$12,492	$12,882
11/2017	$12,823	$13,277
12/2017	$12,889	$13,425
01/2018	$13,673	$14,194
02/2018	$13,122	$13,671
03/2018	$12,928	$13,323
04/2018	$12,991	$13,374
05/2018	$13,503	$13,696
06/2018	$13,713	$13,781
07/2018	$13,915	$14,294
08/2018	$14,249	$14,759
09/2018	$14,435	$14,843
10/2018	$12,999	$13,829
11/2018	$13,434	$14,111
12/2018	$12,183	$12,837
01/2019	$13,124	$13,865
02/2019	$13,461	$14,310
03/2019	$13,685	$14,588
04/2019	$14,264	$15,179
05/2019	$13,469	$14,215
06/2019	$14,281	$15,216
07/2019	$14,358	$15,435
08/2019	$14,298	$15,190
09/2019	$14,531	$15,475
10/2019	$14,704	$15,810
11/2019	$15,161	$16,384
12/2019	$15,414	$16,878
01/2020	$15,069	$16,872
02/2020	$13,848	$15,483
03/2020	$12,059	$13,570
04/2020	$13,942	$15,310
05/2020	$14,808	$16,039
06/2020	$15,134	$16,358
07/2020	$16,178	$17,281
08/2020	$16,961	$18,523
09/2020	$16,234	$17,819
10/2020	$15,852	$17,345
11/2020	$17,483	$19,244
12/2020	$18,098	$19,984
01/2021	$17,639	$19,782
02/2021	$18,727	$20,327
03/2021	$19,675	$21,218
04/2021	$20,463	$22,350
05/2021	$20,802	$22,506
06/2021	$21,451	$23,032
07/2021	$22,368	$23,579
08/2021	$23,206	$24,296
09/2021	$22,169	$23,166
10/2021	$24,104	$24,789
11/2021	$24,553	$24,617
12/2021	$25,009	$25,720
01/2022	$23,052	$24,389
02/2022	$22,685	$23,659
03/2022	$24,319	$24,537
04/2022	$22,179	$22,398
05/2022	$21,925	$22,439
06/2022	$20,475	$20,587
07/2022	$21,996	$22,485
08/2022	$21,109	$21,568
09/2022	$19,475	$19,581
10/2022	$20,376	$21,167
11/2022	$21,813	$22,350
12/2022	$20,629	$21,062
01/2023	$21,882	$22,385
02/2023	$21,313	$21,839
03/2023	$22,480	$22,641
04/2023	$22,950	$22,994
05/2023	$23,064	$23,094
06/2023	$23,818	$24,620
07/2023	$24,302	$25,411
08/2023	$24,032	$25,007
09/2023	$22,580	$23,814
10/2023	$21,754	$23,314
11/2023	$23,918	$25,443
12/2023	$24,983	$26,599
01/2024	$25,312	$27,046
02/2024	$27,214	$28,490
03/2024	$27,505	$29,406
04/2024	$25,388	$28,205
05/2024	$26,111	$29,604
06/2024	$26,681	$30,666
07/2024	$26,719	$31,039
08/2024	$27,125	$31,792
09/2024	$27,531	$32,471
10/2024	$26,998	$32,177
11/2024	$28,494	$34,066
12/2024	$27,442	$33,254
01/2025	$28,468	$34,180
02/2025	$27,315	$33,734
03/2025	$25,984	$31,833
04/2025	$25,617	$31,617
05/2025	$27,201	$33,607
06/2025	$28,950	$35,316
07/2025	$29,901	$36,109
08/2025	$30,281	$36,841
09/2025	$31,092	$38,185
10/2025	$31,485	$39,079
11/2025	$31,434	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 6/13/12
Class C at NAV	9.52%	12.11%	12.13%	13.46%
Class C with 1.00% CDSCFootnote Reference1	8.52%	12.11%	12.13%	13.46%
S&P 500® Index	15.00%	15.28%	14.63%	-%

Performance Inception Date	Jun. 13, 2012
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 558,485,255
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,126,371
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$558,485,255
# of Portfolio Holdings (including overnight repurchase agreements)	28
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,126,371

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.5%
Financial Services	3.1%
Electrical Equipment	3.1%
Specialty Retail	3.2%
Trading Companies & Distributors	3.8%
Banks	4.0%
Oil, Gas & Consumable Fuels	4.3%
Entertainment	4.5%
Pharmaceuticals	6.0%
Broadline Retail	6.3%
Software	7.7%
Interactive Media & Services	11.8%
Semiconductors & Semiconductor Equipment	21.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Alphabet, Inc., Class A	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	6.3%
Eli Lilly & Co.	6.0%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.2%
Broadcom, Inc.	4.2%
Monolithic Power Systems, Inc.	4.1%
JPMorgan Chase & Co.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.

Material Fund Change Expenses [Text Block]	Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000188120
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class N
Trading Symbol	VNSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$78	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The largest contributor to performance over the past 12 months was the portfolio's selection within Consumer Discretionary led by O'Reilly Automotive, Inc.

• Selection within Financials also contributed to performance with JPMorgan Chase & Co. leading.

Top Detractors from Performance

• The largest detractor from performance over the past 12 months was security selection and an overweight position within Industrials, an underperforming sector. Saia, Inc. hindered the sector the most.

• The portfolio's selection and underweight position within Information Technology, an outperforming sector, also negatively impacted performance.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Communication Services, Industrials, Materials, Energy, and Consumer Discretionary while underweight Information Technology, Health Care, Consumer Staples, Utilities, Real Estate, and Financials.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index
03/2017	$10,000	$10,000
04/2017	$10,147	$10,103
05/2017	$10,338	$10,245
06/2017	$10,442	$10,309
07/2017	$10,614	$10,521
08/2017	$10,737	$10,553
09/2017	$10,971	$10,771
10/2017	$11,198	$11,022
11/2017	$11,505	$11,360
12/2017	$11,583	$11,486
01/2018	$12,296	$12,144
02/2018	$11,803	$11,696
03/2018	$11,643	$11,399
04/2018	$11,710	$11,443
05/2018	$12,184	$11,718
06/2018	$12,384	$11,791
07/2018	$12,577	$12,229
08/2018	$12,884	$12,628
09/2018	$13,071	$12,700
10/2018	$11,777	$11,832
11/2018	$12,184	$12,073
12/2018	$11,048	$10,983
01/2019	$11,921	$11,863
02/2019	$12,232	$12,244
03/2019	$12,454	$12,482
04/2019	$12,979	$12,987
05/2019	$12,269	$12,162
06/2019	$13,023	$13,019
07/2019	$13,105	$13,206
08/2019	$13,060	$12,997
09/2019	$13,282	$13,240
10/2019	$13,452	$13,527
11/2019	$13,882	$14,018
12/2019	$14,125	$14,441
01/2020	$13,820	$14,435
02/2020	$12,712	$13,247
03/2020	$11,073	$11,611
04/2020	$12,816	$13,099
05/2020	$13,627	$13,723
06/2020	$13,932	$13,996
07/2020	$14,912	$14,785
08/2020	$15,642	$15,848
09/2020	$14,992	$15,246
10/2020	$14,647	$14,840
11/2020	$16,172	$16,465
12/2020	$16,758	$17,098
01/2021	$16,353	$16,925
02/2021	$17,361	$17,392
03/2021	$18,266	$18,154
04/2021	$19,007	$19,122
05/2021	$19,334	$19,256
06/2021	$19,963	$19,706
07/2021	$20,842	$20,174
08/2021	$21,635	$20,787
09/2021	$20,687	$19,820
10/2021	$22,505	$21,209
11/2021	$22,945	$21,062
12/2021	$23,393	$22,006
01/2022	$21,586	$20,867
02/2022	$21,256	$20,242
03/2022	$22,803	$20,994
04/2022	$20,819	$19,163
05/2022	$20,595	$19,198
06/2022	$19,249	$17,614
07/2022	$20,701	$19,238
08/2022	$19,886	$18,453
09/2022	$18,351	$16,754
10/2022	$19,225	$18,110
11/2022	$20,583	$19,122
12/2022	$19,492	$18,020
01/2023	$20,699	$19,153
02/2023	$20,174	$18,685
03/2023	$21,297	$19,371
04/2023	$21,763	$19,674
05/2023	$21,895	$19,759
06/2023	$22,624	$21,065
07/2023	$23,102	$21,742
08/2023	$22,875	$21,395
09/2023	$21,500	$20,375
10/2023	$20,747	$19,947
11/2023	$22,827	$21,769
12/2023	$23,849	$22,757
01/2024	$24,173	$23,140
02/2024	$25,981	$24,375
03/2024	$26,268	$25,160
04/2024	$24,257	$24,132
05/2024	$24,951	$25,329
06/2024	$25,502	$26,238
07/2024	$25,550	$26,557
08/2024	$25,933	$27,201
09/2024	$26,340	$27,782
10/2024	$25,837	$27,530
11/2024	$27,274	$29,146
12/2024	$26,268	$28,451
01/2025	$27,262	$29,244
02/2025	$26,160	$28,862
03/2025	$24,891	$27,236
04/2025	$24,544	$27,051
05/2025	$26,064	$28,754
06/2025	$27,753	$30,216
07/2025	$28,674	$30,894
08/2025	$29,046	$31,521
09/2025	$29,836	$32,671
10/2025	$30,219	$33,436
11/2025	$30,183	$33,518

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/17
Class N	10.67%	13.29%	13.59%
S&P 500® Index	15.00%	15.28%	14.93%

Performance Inception Date	Mar. 31, 2017
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 558,485,255
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,126,371
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$558,485,255
# of Portfolio Holdings (including overnight repurchase agreements)	28
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,126,371

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.5%
Financial Services	3.1%
Electrical Equipment	3.1%
Specialty Retail	3.2%
Trading Companies & Distributors	3.8%
Banks	4.0%
Oil, Gas & Consumable Fuels	4.3%
Entertainment	4.5%
Pharmaceuticals	6.0%
Broadline Retail	6.3%
Software	7.7%
Interactive Media & Services	11.8%
Semiconductors & Semiconductor Equipment	21.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Alphabet, Inc., Class A	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	6.3%
Eli Lilly & Co.	6.0%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.2%
Broadcom, Inc.	4.2%
Monolithic Power Systems, Inc.	4.1%
JPMorgan Chase & Co.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.

Material Fund Change Expenses [Text Block]	Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000115833
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class Y
Trading Symbol	VNSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$89	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

• The largest contributor to performance over the past 12 months was the portfolio's selection within Consumer Discretionary led by O'Reilly Automotive, Inc.

• Selection within Financials also contributed to performance with JPMorgan Chase & Co. leading.

Top Detractors from Performance

• The largest detractor from performance over the past 12 months was security selection and an overweight position within Industrials, an underperforming sector. Saia, Inc. hindered the sector the most.

• The portfolio's selection and underweight position within Information Technology, an outperforming sector, also negatively impacted performance.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Communication Services, Industrials, Materials, Energy, and Consumer Discretionary while underweight Information Technology, Health Care, Consumer Staples, Utilities, Real Estate, and Financials.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	S&P 500® Index
11/2015	$10,000	$10,000
12/2015	$9,943	$9,842
01/2016	$9,373	$9,354
02/2016	$9,277	$9,341
03/2016	$9,860	$9,975
04/2016	$9,915	$10,014
05/2016	$10,011	$10,193
06/2016	$10,053	$10,220
07/2016	$10,382	$10,597
08/2016	$10,492	$10,612
09/2016	$10,547	$10,614
10/2016	$10,341	$10,420
11/2016	$10,622	$10,806
12/2016	$10,633	$11,019
01/2017	$10,996	$11,228
02/2017	$11,408	$11,674
03/2017	$11,380	$11,688
04/2017	$11,548	$11,808
05/2017	$11,765	$11,974
06/2017	$11,877	$12,049
07/2017	$12,073	$12,297
08/2017	$12,205	$12,334
09/2017	$12,478	$12,589
10/2017	$12,730	$12,882
11/2017	$13,079	$13,277
12/2017	$13,162	$13,425
01/2018	$13,974	$14,194
02/2018	$13,420	$13,671
03/2018	$13,238	$13,323
04/2018	$13,308	$13,374
05/2018	$13,846	$13,696
06/2018	$14,074	$13,781
07/2018	$14,294	$14,294
08/2018	$14,650	$14,759
09/2018	$14,855	$14,843
10/2018	$13,383	$13,829
11/2018	$13,846	$14,111
12/2018	$12,562	$12,837
01/2019	$13,546	$13,865
02/2019	$13,900	$14,310
03/2019	$14,152	$14,588
04/2019	$14,758	$15,179
05/2019	$13,950	$14,215
06/2019	$14,800	$15,216
07/2019	$14,901	$15,435
08/2019	$14,842	$15,190
09/2019	$15,094	$15,475
10/2019	$15,296	$15,810
11/2019	$15,776	$16,384
12/2019	$16,055	$16,878
01/2020	$15,708	$16,872
02/2020	$14,448	$15,483
03/2020	$12,596	$13,570
04/2020	$14,567	$15,310
05/2020	$15,489	$16,039
06/2020	$15,836	$16,358
07/2020	$16,958	$17,281
08/2020	$17,780	$18,523
09/2020	$17,041	$17,819
10/2020	$16,648	$17,345
11/2020	$18,382	$19,244
12/2020	$19,040	$19,984
01/2021	$18,580	$19,782
02/2021	$19,735	$20,327
03/2021	$20,753	$21,218
04/2021	$21,604	$22,350
05/2021	$21,976	$22,506
06/2021	$22,681	$23,032
07/2021	$23,680	$23,579
08/2021	$24,580	$24,296
09/2021	$23,503	$23,166
10/2021	$25,569	$24,789
11/2021	$26,068	$24,617
12/2021	$26,574	$25,720
01/2022	$24,521	$24,389
02/2022	$24,146	$23,659
03/2022	$25,903	$24,537
04/2022	$23,650	$22,398
05/2022	$23,395	$22,439
06/2022	$21,865	$20,587
07/2022	$23,515	$22,485
08/2022	$22,576	$21,568
09/2022	$20,846	$19,581
10/2022	$21,839	$21,167
11/2022	$23,381	$22,350
12/2022	$22,149	$21,062
01/2023	$23,506	$22,385
02/2023	$22,909	$21,839
03/2023	$24,198	$22,641
04/2023	$24,714	$22,994
05/2023	$24,863	$23,094
06/2023	$25,691	$24,620
07/2023	$26,234	$25,411
08/2023	$25,976	$25,007
09/2023	$24,415	$23,814
10/2023	$23,547	$23,314
11/2023	$25,908	$25,443
12/2023	$27,072	$26,599
01/2024	$27,439	$27,046
02/2024	$29,491	$28,490
03/2024	$29,817	$29,406
04/2024	$27,520	$28,205
05/2024	$28,322	$29,604
06/2024	$28,947	$30,666
07/2024	$29,002	$31,039
08/2024	$29,437	$31,792
09/2024	$29,885	$32,471
10/2024	$29,314	$32,177
11/2024	$30,945	$34,066
12/2024	$29,803	$33,254
01/2025	$30,931	$34,180
02/2025	$29,681	$33,734
03/2025	$28,241	$31,833
04/2025	$27,846	$31,617
05/2025	$29,572	$33,607
06/2025	$31,489	$35,316
07/2025	$32,522	$36,109
08/2025	$32,956	$36,841
09/2025	$33,826	$38,185
10/2025	$34,275	$39,079
11/2025	$34,220	$39,175

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 6/13/12
Class Y	10.58%	13.23%	13.09%	14.25%
S&P 500® Index	15.00%	15.28%	14.63%	-%

Performance Inception Date	Jun. 13, 2012
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 558,485,255
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 4,126,371
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$558,485,255
# of Portfolio Holdings (including overnight repurchase agreements)	28
Portfolio Turnover Rate	64%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$4,126,371

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.5%
Financial Services	3.1%
Electrical Equipment	3.1%
Specialty Retail	3.2%
Trading Companies & Distributors	3.8%
Banks	4.0%
Oil, Gas & Consumable Fuels	4.3%
Entertainment	4.5%
Pharmaceuticals	6.0%
Broadline Retail	6.3%
Software	7.7%
Interactive Media & Services	11.8%
Semiconductors & Semiconductor Equipment	21.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Alphabet, Inc., Class A	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	6.3%
Eli Lilly & Co.	6.0%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	4.2%
Broadcom, Inc.	4.2%
Monolithic Power Systems, Inc.	4.1%
JPMorgan Chase & Co.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.

Material Fund Change Expenses [Text Block]	Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments